Note 3 - Equity Compensation Plans and Capital Stock (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 25, 2020	Sep. 01, 2016
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)			1,062,067
Treasury Stock, Shares, Acquired (in shares)	0	0
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in shares)	4,162	52,235
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	1,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 1
Preferred Stock, Shares Issued (in shares)	0	0
2016 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				500,000
2016 Restricted Stock Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expense	$ 0.3	$ 0.4
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 0.3	$ 0.5
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 4 months 24 days	2 years 2 months 12 days
2016 Restricted Stock Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	122,485